                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                              File No. 033-11235
                                                              File No. 811-04973

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

         Pre-Effective Amendment No.                                         / /
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         Post-Effective Amendment No.                 42                     /X/
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

         Amendment No.                                42
                                                   ---------

                             VOYAGEUR INSURED FUNDS
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               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
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               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
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                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                             January 3, 2007

It is proposed that this filing will become effective:

    /X/     immediately upon filing pursuant to paragraph (b)
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    / /     on (date) pursuant to paragraph (b)
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    / /     60 days after filing pursuant to paragraph (a) (1)
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    / /     on (date) pursuant to paragraph (a)(1)
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    / /     75 days after filing pursuant to paragraph (a) (2)
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    / /     on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate:

    / /   This post-effective  amendment designates a new effective date for a previously filed post-effective amendment.

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 42 to Registration File No. 033-11235 includes the following:

         1.       Facing Page

         2.       Contents Page

         3.       Part A - Prospectus

         4.       Part B - Statement of Additional Information(1)

         5.       Part C - Other Information(2)

         6.       Signatures

         7.       Exhibits

This  Post-Effective  Amendment  relates  to the  Class A, B and C shares of the
Registrant's  two series,  Delaware  Tax-Free  Arizona Fund (formerly,  Delaware
Tax-Free Arizona Insured Fund) and Delaware Tax-Free Minnesota Insured Fund.

     (1)  The Registrant's Prospectus and Statement of Additional Information is
          incorporated into this filing by reference to the electronic filing of
          Post-Effective  Amendment No. 32 to the Registration Statement on Form
          N-1A of Voyageur Mutual Funds,  File No.  033-63238,  filed January 3,
          2007.

     (2)  Items  26 and 27 to  Part  C are  incorporated  into  this  filing  by reference to the electronic filing of Post-Effective  Amendment No. 32 to the  Registration  Statement on Form N-1A of Voyageur Mutual Funds,
          File No. 033-63238, filed January 3, 2007.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

          (a)  Articles of Incorporation.

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 29 filed August 16, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed August 16, 1999.

          (b)  By-Laws. Amended and Restated By-Laws (May 19, 2005) incorporated into this filing by reference to Post-Effective  Amendment No. 36 filed October 31, 2005.

          (c)  Instruments Defining Rights of Security Holders.

               (1)  Agreement and  Declaration of Trust.  Articles III, V and VI
                    of the Agreement and Declaration of Trust  incorporated into this filing by reference to Post-Effective  Amendment No. 29 filed August 16, 1999.

               (2)  By-Laws. Article II of the Amended and Restated By-Laws (May
                    19,  2005)  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 36 filed October 31, 2005.

          (d)  Investment  Advisory Contracts.  Executed  Investment  Management
               Agreement  (November 1, 1999) between Delaware Management Company
               (a  series  of  Delaware   Management  Business  Trust)  and  the
               Registrant   incorporated   into  this  filing  by  reference  to
               Post-Effective Amendment No. 31 filed October 30, 2000.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed   Distribution   Agreement  (April  19,  2001)
                         between Delaware Distributors,  L.P. and the Registrant
                         on behalf of each Fund incorporated into this filing by
                         reference  to  Post-Effective  Amendment  No.  32 filed
                         October 31, 2001.

               (ii) Form of Third  Amended and Restated  Financial  Intermediary
                    Distribution    Agreement    between    Lincoln    Financial
                    Distributors, Inc. and Delaware Distributors, L.P. on behalf of the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 39 filed December 28, 2006.

               (2)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 33 filed
                    November 18, 2002.

               (3)  Vision  Mutual Fund  Gateway(R)  Agreement  (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed November 18, 2002.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed November 18, 2002.

               (5)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 35 filed
                    December 3, 2004.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Amended  and  Restated  Mutual  Fund  Custody  and  Services
                    Agreement (May 16, 2002) between  Mellon Bank,  N.A. and the
                    Registrant  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 33 filed November 18, 2002.

               (2)  Executed  Amendment  (November  28, 2003) to the Amended and
                    Restated   Mutual  Fund  Custody  and   Services   Agreement
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 35 filed December 3, 2004.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant on behalf  of  each  Fund  incorporated  into  this  filing  by reference to  Post-Effective  Amendment No. 32 filed October
                    31, 2001.

                    (i)  Executed   Schedule  B   (December   1,  2006)  to  the
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 39
                         filed December 28, 2006.

                    (ii) Executed   Amendment   Letter   (August  23,  2002)  to
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 34
                         filed October 31, 2003.

               (2)  Executed Fund Accounting Agreement (August 19, 1996) between
                    Delaware Service Company,  Inc. and the Registrant on behalf of each Fund  incorporated  into this filing by reference to
                    Post-Effective Amendment No. 25 filed August 28, 1997.

                    (i)  Executed   Schedule  B  (May  19,   2005)  to  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 36 filed October 31, 2005.

                    (ii) Executed Amendment No. 31 (August 31, 2006) to Schedule
                         A to the  Delaware  Investments  Family  of Funds  Fund
                         Accounting  Agreement  incorporated into this filing by
                         reference  to  Post-Effective  Amendment  No.  38 filed
                         October 30, 2006.

               (3)  Form  of  Investment   Advisory  Expense  Limitation  Letter
                    (December  2006)  between  Delaware  Management  Company  (a
                    series  of   Delaware   Management   Business   Trust)   and
                    Registrant,  on behalf of each Fund  incorporated  into this filing by reference to Post-Effective Amendment No. 41 filed
                    January 3, 2007.

          (i)  Legal  Opinion.  Opinion and Consent of Counsel  (August 5, 1999)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 29 filed August 16, 1999.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting  Firm  (January  2,  2007)  attached  as  Exhibit  No.
               EX-99.j.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial   Capital   Agreements.   Letter  of  Investment   Intent
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 2 filed on April 20, 1987.

          (m)  Rule 12b-1 Plans.  Plans of  Distribution  (April 19, 2001) under
               Rule  12b-1  for  Class A, B and C Shares  on behalf of each Fund incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 32 filed October 31, 2001.

          (n)  Rule  18f-3  Plan.  Plan  under Rule  18f-3  (October  31,  2005)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 37 filed December 28, 2005.

          (o)  Reserved.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006)  incorporated  into this filing by reference to Post-Effective Amendment No. 38 filed October 30, 2006.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.) (February 2006)  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 38 filed October 30, 2006.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005)  incorporated  into this filing by reference to Post-Effective Amendment No. 38 filed October 30, 2006.

          (q)  Other.  Powers of Attorney  (November 15, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 39 filed
               December 28, 2006.

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25.  Indemnification.  Article  VI of the Amended and Restated By-Laws (May
          19, 2005) incorporated into this filing by reference to Post-Effective
          Amendment No. 36 filed October 31, 2005.

Item 26.  Business  and  Other  Connections of Investment Adviser.  Incorporated
          into this filing by reference to  Post-Effective  Amendment  No. 32 to the Registration Statement on Form N-1A of Voyageur Mutual Funds, File
          No. 033-63238, filed January 3, 2007.

Item 27.  Principal Underwriters.  Incorporated into this filing by reference to
          Post-Effective  Amendment No. 32 to the Registration Statement on Form
          N-1A of Voyageur Mutual Funds,  File No.  033-63238,  filed January 3,
          2007.

Item 28.  Location  of  Accounts and Records.  All accounts and records required to be  maintained by Section  31(a) of the  Investment  Company Act of
          1940 and the rules under that  section are  maintained  at 2005 Market
          Street,  Philadelphia,  PA  19103-7094  and 430 W. 7th Street,  Kansas
          City, MO 64105.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of  Philadelphia  and  Commonwealth  of  Pennsylvania  on  this  3rd day of
January, 2007.

                                   VOYAGEUR INSURED FUNDS

                                   By:        /s/ Patrick P. Coyne
                                                  Patrick P. Coyne
                                      Chairman/President/Chief Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                 Title                                Date
------------------------- -------------------------------------- ---------------

/s/ Patrick P. Coyne      Chairman/President/Chief               January 3, 2007
Patrick P. Coyne          Executive Officer (Principal
                          Executive Officer) and Trustee

Thomas L. Bennett     *   Trustee                                January 3, 2007
Thomas L. Bennett

John A. Fry           *   Trustee                                January 3, 2007
John A. Fry

Anthony D. Knerr      *   Trustee                                January 3, 2007
Anthony D. Knerr

Lucinda S. Landreth   *   Trustee                                January 3, 2007
Lucinda S. Landreth

Ann R. Leven          *   Trustee                                January 3, 2007
Ann R. Leven

Thomas F. Madison     *   Trustee                                January 3, 2007
Thomas F. Madison

Janet L. Yeomans      *   Trustee                                January 3, 2007
Janet L. Yeomans

J. Richard Zecher     *   Trustee                                January 3, 2007
J. Richard Zecher

Richard Salus         *   Senior Vice President/Chief            January 3, 2007
Richard Salus             Financial Officer (Principal
                          Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                (Pursuant to Powers of Attorney previously filed)

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    EXHIBITS
                                       TO
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS
                            (Voyageur Insured Funds)

Exhibit No.     Exhibit
-------------- -----------------------------------------------------------------
EX-99.j        Consent   of   Independent   Registered  Public  Accounting  Firm
               (January  2,  2007)